Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation Abstract
Schedule of Income Tax Expense	The components of income before income taxes are as follows (in thousands):
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax expense
Loss from Chinese mainland operations	(132,584)	(74,843)	(149,818)
Loss from non-Chinese mainland operations	(14,399)	(16,700)	(10,135)
Total Loss before income tax expense from continuing operations	(146,983)	(91,543)	(159,953)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	525	525	525
Subtotal income tax benefit applicable to Chinese mainland operations	525	525	525
Non-Chinese mainland withholding tax expense	(3)	(4)	(162)
Total income tax benefit from continuing operations	522	521	363

Schedule of Reconciliation Between the Income Tax Credit	Reconciliation between the income tax credit computed by applying the Enterprise Income Tax (“EIT”) rate to loss before income taxes and actual provision were as follows:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax	(146,983)	(91,543)	(159,953)
Tax benefit at EIT tax rate of 25%	(36,746)	(22,886)	(39,989)
Effect of different tax rates applicable to different subsidiaries of the Group	(3,651)	241	18,589
Effect of changes in tax rates	-	-	8,158
Expired operating loss	-	-	14,966
Permanent differences	(931)	(2,822)	13,722
Changes in deferred tax assets valuation allowance	40,806	24,946	(15,809)
Income tax credit	(522)	(521)	(363)

Schedule of Operating Tax Loss Carry Forwards	As of December 31, 2023, certain entities of the Group had net operating tax loss carry forwards as follows:
For the year ended December 31,
2023
RMB
Loss expiring in 2024	125,177
Loss expiring in 2025	4,538
Loss expiring in 2026	137,657
Loss expiring in 2027	61,233
Loss expiring in 2028	2,473
Loss expiring in 2029	356
Loss expiring in 2030	85,329
Loss expiring in 2031	51,726
Loss expiring in 2032	29,854
Loss expiring in 2033	112,537
610,880

Schedule of Deferred Tax Assets and Liabilities	The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2022 and 2023:
	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets：
Net accumulated losses carry forwards	140,950	124,740
Accrued payroll and other expenses	7,570	9,480
Advertising expenses in excess of deduction limit	9,841	6,500
Fair value changes of amounts due to related party	3,108	4,237
Accrued expenses	400	427
Deferred revenue	358	358
Others	1,006	1,682
Deferred tax assets	163,233	147,424
Less: valuation allowance	(163,233)	(147,424)
Deferred tax assets, net	-	-
Deferred tax liabilities：
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 7)	(2,538)	(2,013)
Deferred tax liabilities	(2,538)	(2,013)

Schedule of Valuation Allowances the Related Deferred Tax Assets	The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of valuation allowance for the years presented:
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at the beginning of the year	(97,481)	(138,287)	(163,233)
(Additions)/Reversals	(40,806)	(24,946)	15,809
Balance at end of the year	(138,287)	(163,233)	(147,424)